Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEEDHAM FUNDS INC
Entity Central Index Key	0001002537
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Needham Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Retail Class
Trading Symbol	NEEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$85	1.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund faced a challenging first quarter amid escalating trade tensions and market volatility, followed by a strong rebound in the second quarter. For the six-month period, the Fund returned -5.16%, underperforming the Russell Midcap Growth Index.

The market selloff in March was driven by tariff uncertainties and slowing GDP growth, which weighed on semiconductor-related and infrastructure holdings. Individual stock selection was a key factor affecting performance. Top contributors during the period included Super Micro Computer, Inc. (SMCI), which surged on a $20 billion contract with a Saudi customer, and Nova Ltd. (NVMI), which posted robust earnings. Top detractors were Aspen Aerogels, Inc. (ASPN) and The Trade Desk, Inc. (TTD).

The Fund's strategy remains focused on long-term growth opportunities in infrastructure, reshoring, and semiconductor innovation. The Fund continues to invest in companies poised to benefit from U.S. manufacturing incentives and structural shifts in global supply chains.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return (%)
	1 Year	5 Year	10 Year
Retail Class	-15.10	9.24	8.77
Russell 3000® Index	15.30	15.96	12.96
Russell Midcap® Growth Index	26.49	12.65	12.13
S&P MidCap 400® Growth	7.53	13.44	9.25

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 153,287,669
Holdings Count | shares	62
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Net Assets	$153,287,669
Number of Holdings	62
Portfolio Turnover	15%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	9.5%
Entegris, Inc.	4.6%
PDF Solutions, Inc.	4.4%
Dreyfus Treasury Securities Cash Management	4.3%
Parsons Corp.	4.1%
Nova, Ltd.	3.9%
Thermo Fisher Scientific, Inc.	3.6%
Akamai Technologies, Inc.	3.2%
CarMax, Inc.	2.9%
Vicor Corp.	2.6%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	9.5%
Entegris, Inc.	4.6%
PDF Solutions, Inc.	4.4%
Dreyfus Treasury Securities Cash Management	4.3%
Parsons Corp.	4.1%
Nova, Ltd.	3.9%
Thermo Fisher Scientific, Inc.	3.6%
Akamai Technologies, Inc.	3.2%
CarMax, Inc.	2.9%
Vicor Corp.	2.6%

Needham Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Institutional Class
Trading Symbol	NEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$59	1.21%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund faced a challenging first quarter amid escalating trade tensions and market volatility, followed by a strong rebound in the second quarter. For the six-month period, the Fund returned -4.93%, underperforming the Russell Midcap Growth Index.

The market selloff in March was driven by tariff uncertainties and slowing GDP growth, which weighed on semiconductor-related and infrastructure holdings. Individual stock selection was a key factor affecting performance. Top contributors during the period included Super Micro Computer, Inc. (SMCI), which surged on a $20 billion contract with a Saudi customer, and Nova Ltd. (NVMI), which posted robust earnings. Top detractors were Aspen Aerogels, Inc. (ASPN) and The Trade Desk, Inc. (TTD).

The Fund's strategy remains focused on long-term growth opportunities in infrastructure, reshoring, and semiconductor innovation. The Fund continues to invest in companies poised to benefit from U.S. manufacturing incentives and structural shifts in global supply chains.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return (%)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	-14.65	9.71	10.73
Russell 3000® Index	15.30	15.96	13.99
Russell Midcap® Growth Index	26.49	12.65	14.04
S&P MidCap 400® Growth	7.53	13.44	9.35

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 153,287,669
Holdings Count | shares	62
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Net Assets	$153,287,669
Number of Holdings	62
Portfolio Turnover	15%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	9.5%
Entegris, Inc.	4.6%
PDF Solutions, Inc.	4.4%
Dreyfus Treasury Securities Cash Management	4.3%
Parsons Corp.	4.1%
Nova, Ltd.	3.9%
Thermo Fisher Scientific, Inc.	3.6%
Akamai Technologies, Inc.	3.2%
CarMax, Inc.	2.9%
Vicor Corp.	2.6%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	9.5%
Entegris, Inc.	4.6%
PDF Solutions, Inc.	4.4%
Dreyfus Treasury Securities Cash Management	4.3%
Parsons Corp.	4.1%
Nova, Ltd.	3.9%
Thermo Fisher Scientific, Inc.	3.6%
Akamai Technologies, Inc.	3.2%
CarMax, Inc.	2.9%
Vicor Corp.	2.6%

Needham Aggressive Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Retail Class
Trading Symbol	NEAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$87	1.66%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund experienced a volatile but ultimately rewarding first half of 2025. The Fund posted modest negative returns in Q1 amid tariff-driven market declines but rebounded sharply in Q2, resulting in strong outperformance of the Russell 2000 Growth during the first half of 2025.

Market uncertainty around tariffs and slowing economic growth impacted the portfolio early in the year, but the key factor affecting performance in the first half of 2025 was stock selection. Top contributors included ThredUp, Inc. (TDUP), which continued to grow U.S. profitability and benefited from the end of the de minimis tariff exemption; FARO Technologies, Inc. (FARO), acquired by AMETEK, Inc. (AME); Super Micro Computer (SMCI), which surged on a $20 billion contract with a Saudi customer; and nLIGHT, Inc. (LASR), which advanced on progress in laser-based defense systems.

The Fund maintained its long-term, low-turnover strategy, focused on small-cap innovators positioned to benefit from U.S. industrial policy, reshoring, and disruptive technologies. The Fund continues to seek companies with long-term growth prospects, avoiding sector rotation in favor of high-conviction, bottom-up stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return (%)
	1 Year	5 Year	10 Year
Retail Class	8.98	18.50	14.38
Russell 3000® Index	15.30	15.96	12.96
Russell 2000® Growth Index	9.73	7.42	7.14

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 831,503,975
Holdings Count | shares	94
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Net Assets	$831,503,975
Number of Holdings	94
Portfolio Turnover	14%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

ThredUp, Inc.	5.3%
Super Micro Computer, Inc.	4.8%
FARO Technologies, Inc.	4.1%
Vertiv Holdings Co.	4.0%
Oil-Dri Corp. of America	4.0%
nLight, Inc.	3.6%
PDF Solutions, Inc.	3.3%
Genius Sports Ltd.	2.9%
Asure Software, Inc.	2.9%
Vicor Corp.	2.8%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

ThredUp, Inc.	5.3%
Super Micro Computer, Inc.	4.8%
FARO Technologies, Inc.	4.1%
Vertiv Holdings Co.	4.0%
Oil-Dri Corp. of America	4.0%
nLight, Inc.	3.6%
PDF Solutions, Inc.	3.3%
Genius Sports Ltd.	2.9%
Asure Software, Inc.	2.9%
Vicor Corp.	2.8%

Needham Aggressive Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Institutional Class
Trading Symbol	NEAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund experienced a volatile but ultimately rewarding first half of 2025. The Fund posted modest negative returns in Q1 amid tariff-driven market declines but rebounded sharply in Q2, resulting in strong outperformance of the Russell 2000 Growth during the first half of 2025.

Market uncertainty around tariffs and slowing economic growth impacted the portfolio early in the year, but the key factor affecting performance in the first half of 2025 was stock selection. Top contributors included ThredUp, Inc. (TDUP), which continued to grow U.S. profitability and benefited from the end of the de minimis tariff exemption; FARO Technologies, Inc. (FARO), acquired by AMETEK, Inc. (AME); Super Micro Computer (SMCI), which surged on a $20 billion contract with a Saudi customer; and nLIGHT, Inc. (LASR), which advanced on progress in laser-based defense systems.

The Fund maintained its long-term, low-turnover strategy, focused on small-cap innovators positioned to benefit from U.S. industrial policy, reshoring, and disruptive technologies. The Fund continues to seek companies with long-term growth prospects, avoiding sector rotation in favor of high-conviction, bottom-up stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return (%)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	9.54	19.22	16.44
Russell 3000® Index	15.30	15.96	13.99
Russell 2000® Growth Index	9.73	7.42	8.33

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 831,503,975
Holdings Count | shares	94
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Net Assets	$831,503,975
Number of Holdings	94
Portfolio Turnover	14%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

ThredUp, Inc.	5.3%
Super Micro Computer, Inc.	4.8%
FARO Technologies, Inc.	4.1%
Vertiv Holdings Co.	4.0%
Oil-Dri Corp. of America	4.0%
nLight, Inc.	3.6%
PDF Solutions, Inc.	3.3%
Genius Sports Ltd.	2.9%
Asure Software, Inc.	2.9%
Vicor Corp.	2.8%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

ThredUp, Inc.	5.3%
Super Micro Computer, Inc.	4.8%
FARO Technologies, Inc.	4.1%
Vertiv Holdings Co.	4.0%
Oil-Dri Corp. of America	4.0%
nLight, Inc.	3.6%
PDF Solutions, Inc.	3.3%
Genius Sports Ltd.	2.9%
Asure Software, Inc.	2.9%
Vicor Corp.	2.8%

Needham Small Cap Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	NESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$87	1.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

During the first half of 2025, the Fund declined significantly in Q1, but ended the period with strong performance. After a sharp market pullback in March driven by tariff announcements and macroeconomic uncertainty, small-cap equities rebounded meaningfully by the end of the second quarter. The Fund returned -3.14% for the six-month period.

Individual stock selection was a key factor in performance. Contributors included TTM Technologies (TTMI) and nLight (LASR), which benefited from improving fundamentals and renewed investor confidence. Detractors included Aspen Aerogels (ASPN) and Harmonic, Inc. (HLIT), which were impacted by sector-specific headwinds and cautious outlooks.

The Fund maintains a long-term, bottom-up investment approach, focusing on companies with improving cost structures, strong balance sheets, and durable growth potential. Amid ongoing macro uncertainty, the Fund continues to find compelling opportunities in the small-cap universe that are poised for recovery and long-term value creation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return (%)
	1 Year	5 Year	10 Year
Retail Class	0.28	5.96	11.23
Russell 3000® Index	15.30	15.96	12.96
Russell 2000® Growth Index	9.73	7.42	7.14

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 139,384,308
Holdings Count | shares	61
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Net Assets	$139,384,308
Number of Holdings	61
Portfolio Turnover	55%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.4%
ADTRAN Holdings, Inc.	6.0%
TTM Technologies, Inc.	5.4%
PDF Solutions, Inc.	5.0%
Harmonic, Inc.	3.8%
Arteris, Inc.	3.7%
Aspen Aerogels, Inc.	3.3%
Vishay Intertechnology, Inc.	3.2%
Rogers Corp.	2.7%
Chart Industries, Inc.	2.7%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.4%
ADTRAN Holdings, Inc.	6.0%
TTM Technologies, Inc.	5.4%
PDF Solutions, Inc.	5.0%
Harmonic, Inc.	3.8%
Arteris, Inc.	3.7%
Aspen Aerogels, Inc.	3.3%
Vishay Intertechnology, Inc.	3.2%
Rogers Corp.	2.7%
Chart Industries, Inc.	2.7%

Needham Small Cap Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.18%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

During the first half of 2025, the Fund declined significantly in Q1, but ended the period with strong performance. After a sharp market pullback in March driven by tariff announcements and macroeconomic uncertainty, small-cap equities rebounded meaningfully by the end of the second quarter. The Fund returned -2.84% for the six-month period.

Individual stock selection was a key factor in performance. Contributors included TTM Technologies (TTMI) and nLight (LASR), which benefited from improving fundamentals and renewed investor confidence. Detractors included Aspen Aerogels (ASPN) and Harmonic, Inc. (HLIT), which were impacted by sector-specific headwinds and cautious outlooks.

The Fund maintains a long-term, bottom-up investment approach, focusing on companies with improving cost structures, strong balance sheets, and durable growth potential. Amid ongoing macro uncertainty, the Fund continues to find compelling opportunities in the small-cap universe that are poised for recovery and long-term value creation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return (%)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	0.90	6.57	12.06
Russell 3000® Index	15.30	15.96	13.99
Russell 2000® Growth Index	9.73	7.42	8.33

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 139,384,308
Holdings Count | shares	61
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Net Assets	$139,384,308
Number of Holdings	61
Portfolio Turnover	55%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.4%
ADTRAN Holdings, Inc.	6.0%
TTM Technologies, Inc.	5.4%
PDF Solutions, Inc.	5.0%
Harmonic, Inc.	3.8%
Arteris, Inc.	3.7%
Aspen Aerogels, Inc.	3.3%
Vishay Intertechnology, Inc.	3.2%
Rogers Corp.	2.7%
Chart Industries, Inc.	2.7%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.4%
ADTRAN Holdings, Inc.	6.0%
TTM Technologies, Inc.	5.4%
PDF Solutions, Inc.	5.0%
Harmonic, Inc.	3.8%
Arteris, Inc.	3.7%
Aspen Aerogels, Inc.	3.3%
Vishay Intertechnology, Inc.	3.2%
Rogers Corp.	2.7%
Chart Industries, Inc.	2.7%